Financial Instruments - Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
USD / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 157.5	$ 127.3
Impact on Other comprehensive income	$ 54.3	$ 76.1
Euro / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	2.00%	5.00%
Impact on Net income	$ 17.0	$ 1.9
Impact on Other comprehensive income	$ 0.0	$ 0.0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	3.00%	3.00%
Impact on Net income	$ (30.9)	$ (8.4)
Impact on Other comprehensive income	$ (0.8)	$ 3.1